UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                Form 13F





                          FORM 13F COVER PAGE





Report for the Calendar Year or Quarter Ended: 09/30/2012



Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.): [ ] is a restatement.

                                     [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:      GLADIUS CAPITAL MANAGEMENT LP

Address:   77 W WACKER DR STE 3220

           CHICAGO IL 60601-1703



Form 13F File Number: 28-14812



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:      Eric Magac

Title:     Chief Operating Officer

Phone:     312-348-5900



Signature, Place, and Date of Signing:



Eric Magac           Chicago, IL         11/13/2012

[Signature]         [City, State]        [Date]





Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT

   [ ] 13F NOTICE

   [ ] 13F COMBINATION REPORT

                          FORM 13F SUMMARY PAGE



Report Summary:



   Number of Other Included Managers:        0

   Form 13F Information Table Entry Total:   5

   Form 13F Information Table Value Total:   $142,858

                                             (thousands)



List of Other Included Managers:



NONE





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

                         FORM 13F INFORMATION TABLE


                                                          VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY

  NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE    SHARED  NONE

------------------------  -----------------   ---------  --------  -------  ---  ----   -------  --------  ------- ------- ----

APPLE INC                 COM                 037833100    11618     17416   SH           SOLE               17416
APPLE INC                 PUT                 037833950   130419    195500   SH  PUT      SOLE              195500
KNIGHT CAP GROUP INC      CL A COM            499005106      134     50000   SH           SOLE               50000

SANOFI                    RIGHT 12/31/2020    80105N113      413    246080   SH           SOLE              246080
SIRIUS XM RADIO INC       CALL                82967N908      274   1140000   SH  CALL     SOLE